Short-Term and Long-Term Borrowings (Details) - Schedule of Pledges of Asset - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Short-Term Borrowings [Abstract]
Buildings, net	$ 845,878	$ 659,777
Bank deposit	302,906	321,980
Total	$ 1,148,784	$ 981,757